Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
U.S. statutory federal rate	(34.00%)	(34.00%)
State income taxes, net of federal tax	(5.10%)	(5.40%)
Permanent differences	4.20%	2.60%
Prior year ture-ups
R&D tax credit	(2.70%)	(2.10%)
Change in valuation allowance	37.60%	38.90%
Income tax provision (benefit)